Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 22,465	$ 9,584	$ 8,146
Foreign exchange gains and losses related to hedges of euro	494	(692)	1,082
Expenses related to the change in fair value of the convertible debt embedded derivative	3	3,200	6,878
Debt amendments (Note 15.1, Note 15.2, Note 17.3)	13,952	247	476
Receivables from taxes other than income tax	3,441
Research Tax Credit 2021
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax				$ 129
Research Tax Credit 2020
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax					$ 104
Research Tax Credit 2022
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax			105
Research Tax Credit 2023
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax	2,986	117
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 22,409	$ 9,566	$ 8,094